Cash and Cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and Cash equivalents and restricted cash
	December 31, 2017	June 30, 2018
Cash and cash equivalents	$14,490	$124,449
Restricted cash	726	762
Restricted cash, non-current	15,010	15,030
Total	$30,226	$140,241